SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests	€ 5,117	€ 5,258
Net profit attributable to non-controlling interests	€ 1,949	€ 2,003	€ 956